Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	£ 2,998	£ 2,763
Loans and other receivables	755	696
Prepayments and accrued income	408	504
Net trade and other receivables per balance sheet	4,161	3,963
Trade and other receivables, Current	3,951	3,721
Trade and other receivables, Non-current	£ 210	£ 242